Note 13 - Sale of 50% Membership Interest in GB Sciences Louisiana, LLC (Details Textual) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Dec. 16, 2020	Dec. 08, 2020	Oct. 29, 2020	Nov. 15, 2019	Sep. 30, 2020	Aug. 31, 2020	Oct. 15, 2020	Jun. 30, 2021	Jun. 30, 2020	Oct. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Aug. 24, 2020	Aug. 23, 2020
Proceeds from Divestiture of Businesses								$ 200,000	$ 0
Receivable with Imputed Interest, Discount				$ 1,389,408
Deconsolidation, Gain (Loss), Amount				4,393,242							$ 0	$ 4,393,242
Repayments of Related Party Debt											$ 151,923	(0)
Wellcana Note [Member]
Note Receivable, Interest Rate											5.00%
Receivable with Imputed Interest, Discount											$ 1,389,408
Receivable with Imputed Interest, Effective Yield (Interest Rate)											17.00%
Receivable with Imputed Interest, Net Amount, Total				6,610,592							$ 6,610,592
Proceeds from Collection of Notes Receivable	$ 4,900,000									$ 4,900,000
Financing Receivable, after Allowance for Credit Loss, Total												$ 7,119,857
GB Sciences Louisiana, LLC [Member]
Deconsolidation, Gain (Loss), Amount				4,393,242
Wellcana Group, LLC [Member] | GB Sciences Louisiana, LLC [Member]
Proceeds from Divestiture of Businesses				8,000,000
Earnout Payments				$ 8,000,000
Proceeds from Collection of Notes Receivable and Liabilities Forgiveness							$ 5,224,423
Repayments of Related Party Debt						$ 151,923	151,923
Debt Instrument, Decrease, Forgiveness					$ 172,500		172,500
Proceeds from Collection of Notes Receivable	$ 4,150,000					$ 550,000	4,900,000
Note Receivable Satisfied							8,000,000
Annual Research Contribution Commitment to LSU Assumed by Counter Party							250,000
Notes Receivable, Net, Scheduled Payments														$ 500,000	$ 750,000
Financing Receivable, after Allowance for Credit Loss, Total													$ 4,350,000
Notes Receivable, Not Yet Collectible							$ 4,350,000			$ 4,350,000
Notes Receivable, Due Date Extended		$ 4,350,000
Notes Receivable, Amount for Which Proof of Funds is Required		4,350,000
Notes Receivable, Escrow Deposit Required of Other Party		250,000
Notes Receivable, Escrow Payment Received			$ 250,000
Notes Receivable, Escrow Payment Not Yet Received		250,000
Notes Receivable, Retained Amount Not Offset Against Full Balance		$ 50,000
Wellcana Group, LLC [Member] | GB Sciences Louisiana, LLC, Sale of Equity [Member]
Sale of Stock, Percentage of Ownership				50.01%